Background and Nature of Operations - Purchase Price (Detail) (Tyco Flow Control International, Ltd, USD $) In Thousands, unless otherwise specified	Sep. 28, 2012
Tyco Flow Control International, Ltd
Business Combination Allocation of Purchase Price [Line Items]
Value of replacement equity-based awards to holders of Tyco equity-based awards	$ 119,832	[1]
Value of common shares issued to Tyco shareholders	4,811,363	[2]
Cash paid to Tyco in settlement of working capital and net indebtedness calculation	84,399	[3]
Cash paid to Tyco shareholders in lieu of fractional common shares	542	[4]
Purchase Price	$ 5,016,136

[1]	In accordance with applicable accounting guidance, the fair value of replacement equity-based awards attributable to pre-combination service is recorded as part of the consideration transferred in the Merger, while the fair value of replacement equity-based awards attributable to post-combination service is recorded separately from the business combination and recognized as compensation cost in the post-acquisition period over the remaining service period. The fair value of our equivalent stock options was estimated using the Black-Scholes valuation model utilizing various assumptions.
[2]	Equals 110,886,444 Pentair Ltd. shares distributed to Tyco shareholders multiplied by the Merger date share price of $43.39.
[3]	In June 2013, cash was paid to Tyco in settlement of the working capital and net indebtedness adjustment.
[4]	Equals cash paid to Tyco shareholders in lieu of 12,490 Pentair Ltd. fractional shares multiplied by the Merger date share price of $43.39.